Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following June 30, 2018 and December 31, 2017:

	June 30, 2018	December 31, 2017

Machinery and equipment	$234,706	$234,706
Computer equipment	10,908	12,448
Furniture and fixtures	82,779	97,451
Leasehold improvements	46,450	7,000
	374,843	351,605
Less: accumulated depreciation	(220,863)	(213,362)
Property and equipment, net	$153,980	$138,243

Depreciation expense for the three and six months ended June 30, 2018 $17,910 and $31,068, and $17,886 and $35,631, respectively, for the three and six months ended June 30 2017. During the six month ended June 30, 2018, the Company disposed of fully depreciated assets of $23,568.

Property and equipment include assets acquired under capital leases of $64,632 and $64,632 at June 30, 2018 and December 31, 2017, respectively.

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31, 2017 and 2016:

	2017	2016

Machinery and equipment	$234,706	$231,506
Computer equipment	12,448	12,448
Furniture and fixtures	97,451	97,451
Leasehold improvements	7,000	7,000
	351,605	348,405
Less: accumulated depreciation and amortization	(213,362)	(143,469)
Property and equipment, net	$138,243	$204,936

Depreciation and amortization expense for the years ended December 31, 2017 and 2016 was $69,893 and $70,950, respectively.

Property and equipment include assets acquired under capital leases of $64,632 at December 31, 2017 and 2016, respectively.